Real Estate Kelso Business Park Acquisition (Details) (Kelso Business Park, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 06, 2014
Kelso Business Park
In-place leases initial value								$ 579
Below market leases initial values								64
In-place Leases	9	18	25	96	133	218	80
Below Market Leases			$ 2	$ 12	$ 21	$ 21	$ 8